SUPPLEMENTAL CASH FLOW INFORMATION - Net Change in Financial Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019
Cash Flow Statement [Abstract]
Long-term debt	$ 0	$ 346	$ 0	$ 346
Other long-term debt	(95)	2	(68)	82
Increase through new leases, liabilities arising from financing activities	(20)	0	0	0
Net (decrease) increase in financial liabilities	$ (115)	$ 348	$ (68)	$ 428